 						      File Number:  33-34801
                                               Filed Pursuant to Rule 497(e)
                                               of the Securities Act of 1933


                                                                  April 22, 2016


                  PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO


                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2015


PORTFOLIO SUMMARY
As of the date of this supplement, the following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":


MANAGEMENT

INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   Ken Winston (lead portfolio manager), Vice
                       President of Pioneer (portfolio manager of the
                       portfolio since 2013); Shaji John, Vice
                       President of Pioneer (portfolio manager of the
                       portfolio since 2013); and David Sobell, Vice
                       President of Pioneer (portfolio manager of the
                       portfolio since April 2016)

MANAGEMENT
As of the date of this supplement, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the portfolio is the responsibility of Ken Winston (lead portfolio manager), Shaji John and David Sobell. The portfolio managers are supported by the domestic equity team. Members of this team manage other Pioneer funds investing primarily in U.S. equity securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Pioneer's affiliates.

Ken Winston, a Vice President, joined Pioneer in 2007. Mr. Winston has served as portfolio manager of the portfolio since 2013.

Shaji John, a Vice President, joined Pioneer in 2011 from JT Venture Partners, LLC where he was Managing General Partner from 2000 to 2011. Mr. John has served as portfolio manager of the portfolio since 2013.

David Sobell, a Vice President and Senior Equity Analyst, joined Pioneer in 2000. Mr. Sobell has served as portfolio manager of the portfolio since April 2016.















                                                                   29413-00-0416
                                 (Copyright)2016 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                  April 22, 2016


                  PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO


             SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MAY 1, 2015


PORTFOLIO SUMMARY
As of the date of this supplement, the following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":


MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   Ken Winston (lead portfolio manager), Vice
                       President of Pioneer (portfolio manager of the
                       fund since 2013 and its predecessor fund
                       since 2009); Shaji John, Vice President of
                       Pioneer (portfolio manager of the fund and its
                       predecessor fund since 2013); and David
                       Sobell, Vice President of Pioneer (portfolio
                       manager of the fund since April 2016)

                                                                   29414-00-0416
                                 (Copyright)2016 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC